Share capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13.	Share capital

(a)	Authorized

The Corporation is authorized to issue an unlimited number of shares without nominal or par value.

(b)	Issued

	Common Shares	Amount
Balance at December 31, 2015	170,827,158	$2,236,728
Shares issued on financing, net of issue costs and deferred taxes	13,427,075	96,453
Shares issued on exercise of stock options (note 15(a))	400,100	-
Contributed surplus transferred on exercise of stock options (note 15(a))	-	1,018
Balance at December 31, 2016	184,654,333	$2,334,199
Shares issued on Performance Award settlement (note 15(b))	825,359	-
Contributed surplus transferred on Performance Award settlement (note 15(b))	-	5,374
Shares issued on exercise of stock options (note 15(a))	483,494	-
Contributed surplus transferred on exercise of stock options (note 15(a))	-	1,228
Balance at December 31, 2017	185,963,186	$2,340,801

On March 8, 2016, the Corporation closed an equity financing whereby 13,427,075 common shares were issued at $7.45 per share, for gross proceeds of $100 million, less $3.6 million related to $4.9 million of issuance costs net of $1.3 million of deferred taxes.